Share-Based Compensation - Schedule of Number of Options Granted to Employees Under the Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023
Schedule of Number of Options Granted to Employees Under the Option Plans [Abstract]
Number of options, granted			97,548,400
Weighted average exercise price, granted			$ 1.81
Weighted average remaining contractual term, granted			9 years 2 months 12 days
Aggregate intrinsic value, granted			$ 434
Number of Options, expired			(27,976,800)
Weighted average exercise price, expired			$ 0.8
Weighted average remaining contractual term, expired			7 years 25 days
Aggregate intrinsic value, expired			$ 4,533
Number of options, ending balance	28,919,600		98,491,200
Weighted average exercise price, ending balance	$ 0.8		$ 1.7
Weighted average remaining contractual term, ending balance	7 years 25 days		9 years 10 months 24 days
Aggregate intrinsic value, ending balance	$ 12		$ 12
Number of Options, exercisable at year end			942,800
Weighted average exercise price, exercisable at year end			$ 70
Weighted average remaining contractual term, exercisable at year end		10 years	10 years
Aggregate intrinsic value, exercisable at year end			$ 181